Gain/(loss) on financial instruments (Details) R in Millions						1 Months Ended	12 Months Ended
	Nov. 17, 2023 oz R / oz agreement	May 03, 2023 oz R / oz	Jun. 15, 2021 oz	Mar. 24, 2021 oz $ / oz	Jan. 17, 2020 oz $ / oz	Nov. 30, 2021 t	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							R 235	R (4,279)	R (6,279)
Unrealised gains (losses)							(101)	4,279	6,279
Gold
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz		154,320
Term of agreement		12 months
Quantity per month | oz		12,860
Number of hedge agreements | agreement	2
Gold | Hedge agreement 1
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz	120,000
Term of agreement	12 months
Gold | Hedge agreement 2
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz	240,000
Term of agreement	12 months
Gold | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz		34,214
Gold | Minimum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz	34,214
Gold | Minimum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz	34,214
Gold | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz		46,050
Gold | Maximum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz	43,545
Gold | Maximum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz	43,800
Palladium
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce) | oz				140,000	240,000
Term of agreement				14 months	2 years
Quantity per month | oz				10,000	10,000
Palladium | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz				1,800	1,500
Palladium | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $ / oz				3,300	3,400
Zinc
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)			90,000			90,000
Term of agreement			3 years			2 years
Quantity per month			2,500			3,750
Derivative financial instrument | Derivative financial instrument
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							491	0	0
Derivative financial instrument | Option contract [member]
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							(2,136)	0	0
Derivative financial instrument | Gold | Forward contract
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							(140)	0	0
Derivative financial instrument | Palladium | Forward contract
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							72	(241)	234
Share-based payment arrangements [member]
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							1,589	(2,155)	(1,264)
Loss on the revised cash flow of the Rustenburg operation deferred payment
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							(4)	(773)	(4,653)
Gain/(loss) on the revised cash flow of the Burnstone Debt
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							32	(776)	(2)
Gain/(loss) on the revised cash flow of the Marikana dividend obligation
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							548	(650)	(468)
Fair value loss on contingent consideration (Kroondal acquisition)
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							(137)	0	0
Fair value loss on Keliber dividend obligation
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							(287)	0	0
Fair value gain on other investments
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							116	152	0
Other
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments							R 91	R 164	R (126)